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The Armada Advantage Fund
Semi-Annual Report
June 30, 2001

[Armada Advantage Logo Omitted]

                            THE ARMADA ADVANTAGE FUND
                       SEMI-ANNUAL REPORT -- JUNE 30, 2001




ARMADA ADVANTAGE BOND FUND


ARMADA ADVANTAGE INTERNATIONAL
   EQUITY FUND


ARMADA ADVANTAGE
   MID CAP GROWTH FUND


ARMADA ADVANTAGE
   SMALL CAP GROWTH FUND






   Message from the President ..........................................   1


FINANCIAL STATEMENTS

   Financial Highlights ................................................   2

   Schedules of Investments ............................................   6

   Statements of Assets and Liabilities ................................  15

   Statements of Operations ............................................  16

   Statements of Changes in Net Assets .................................  17

   Notes to Financial Statements .......................................  19

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
--------------------------------------------------------------------------------
SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, NATIONAL CITY CORPORATION OR ANY OF ITS AFFILIATES. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF CONTRACT HOLDERS OF THE ARMADA ADVANTAGE FUND. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE SHAREHOLDERS UNLESS ACCOMPANIED BY OR PRECEDED BY A PROSPECTUS.
--------------------------------------------------------------------------------

Message from the President
--------------------------------------------------------------------------------
                                                                  JUNE 30, 2001

June 2001

DEAR SHAREHOLDERS:

I am pleased to write to you on behalf of the Board of Trustees and to present this report summarizing financial statements for The Armada Advantage Fund for the period ended June 30, 2001.

CHANGES IN MARKET EXPECTATIONS

While expectations for the market have changed during the past months, the Armada Advantage Fund portfolios remain "in their box" -- maintaining style purity consistent with their particular investment strategies. Investment style purity is a core principle of National City Investment Management Company, investment adviser to The Armada Advantage Fund. Each investment style team is comprised of individuals who are experienced in their respective style of investment management; they are both dedicated and faithful to the characteristics, constraints, and parameters of that style. And, because the portfolio management teams do not focus on market timing, you can be assured that our funds are fully invested in securities that match the described investment strategy.

If you have questions about The Armada Advantage Fund or require any assistance, please call your Financial Consultant or Investor Services at 1-800-622-FUND
(3863).

Sincerely,


/s/Herbert R. Martens, Jr.



Herbert R. Martens, Jr.
President





[Armada Advantage Logo Omitted]


Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND


                                                    SIX MONTHS
                                                      ENDED
                                                     JUNE 30,                    YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT                     2001        --------------------------------------------------------
  THE PERIOD                                       (UNAUDITED)      2000        1999         1998        1997        1996
                                                   ----------      -------     ------      -------     -------     --------
NET ASSET VALUE, BEGINNING OF PERIOD ..........       $ 9.68       $ 9.72      $10.92      $ 10.70     $ 10.33     $ 10.50
                                                      ------       ------      ------      -------     -------     -------
INVESTMENT ACTIVITIES
   Net investment income ......................         0.34*        0.67        0.96         0.51        0.48        0.36
   Net realized and unrealized gains/(losses)
     on investments ...........................        (0.06)*       0.07       (1.19)        0.20        0.30       (0.18)
                                                      ------       ------      ------      -------     -------     -------
       Total from Investment Operations .......         0.28         0.74       (0.23)        0.71        0.78        0.18
                                                      ------       ------      ------      -------     -------     -------
LESS DISTRIBUTIONS
   Dividends from net investment income .......           --        (0.78)      (0.83)       (0.49)      (0.41)      (0.35)
   Distributions from net realized
     capital gains ............................           --           --       (0.14)          --          --          --
                                                      ------       ------      ------      -------     -------     -------
       Total Distributions ....................           --        (0.78)      (0.97)       (0.49)      (0.41)      (0.35)
                                                      ------       ------      ------      -------     -------     -------
NET ASSET VALUE, END OF PERIOD ................       $ 9.96       $ 9.68      $ 9.72      $ 10.92     $ 10.70     $ 10.33
                                                      ======       ======      ======      =======     =======     =======
Total Return+ .................................         2.89%        7.84%      (1.96)%       6.71%       7.69%       1.83%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of year (000) ...............       $6,007       $6,438      $7,470      $12,337     $11,856      $9,754
Ratio of expenses to average net assets .......         1.66%        1.71%       1.29%        1.44%       1.36%       1.29%
Ratio of net investment income to
   average net assets .........................         5.45%        5.45%       5.25%        5.00%       5.36%       5.32%
Ratio of expenses to average net assets
   before fee waivers .........................          (a)          (a)         (a)         1.50%        (a)         (a)
Portfolio turnover rate .......................           26%         127%        242%         190%        144%        492%

------------
 * As required, effective January 1, 2001, the Bond Fund implemented the provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT
   COMPANIES, and began amortizing premiums and discounts on fixed income securities. The effect of this change for the six months ended June 30, 2001 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share by $0.04, and increase the ratio of net investment income to average net assets from 4.82% to 5.45%.
+  Total return is for the period indicated and has not been annualized.
(a)There were no waivers or reimbursements during this period.

                  SEE NOTES TO FINANCIAL STATEMENTS.

Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

                                                  SIX MONTHS
                                                    ENDED
                                                   JUNE 30,                     YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT                   2001          --------------------------------------------------------
  THE PERIOD                                     (UNAUDITED)       2000(B)     1999(B)       1998        1997        1996
                                                 ------------      -------     ------      -------     -------     --------
NET ASSET VALUE, BEGINNING OF PERIOD                  $12.05       $20.51      $13.83       $12.44      $12.18      $10.59
                                                      ------       ------      ------       ------      ------      ------
INVESTMENT ACTIVITIES
   Net investment loss                                    --        (0.18)      (0.10)       (0.10)      (0.06)      (0.04)
   Net realized and unrealized gains/(losses)
     on investments                                    (2.20)       (3.22)       7.54         1.55        0.32        1.67
                                                      ------       ------      ------       ------      ------      ------
       Total from Investment Operations                (2.20)       (3.40)       7.44         1.45        0.26        1.63
                                                      ------       ------      ------      -------     -------     -------
LESS DISTRIBUTIONS
   Dividends from net investment income                   --           --          --           --          --       (0.04)
   Distributions from net realized
     capital gains                                        --        (5.06)      (0.76)       (0.06)         --          --
                                                      ------       ------      ------       ------      ------      ------
       Total Distributions                                --        (5.06)      (0.76)       (0.06)         --       (0.04)
                                                      ------       ------      ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                        $ 9.85       $12.05      $20.51       $13.83      $12.44      $12.18
                                                      ======       ======      ======       ======      ======      ======
Total Return+                                         (18.26)%     (18.27)%     55.70%       11.61%       2.13%      15.41%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000)                     $12,853      $16,253     $20,584      $18,371     $18,784     $17,001
Ratio of expenses to average net assets                 2.20%        2.30%       2.01%        2.05%       1.90%       2.00%
Ratio of net investment income/(loss) to
   average net assets                                   0.34%       (1.08)%     (0.69)%      (0.66)%     (0.46)%     (0.35)%
Ratio of expenses to average net assets
   before fee waivers                                   2.70%        2.56%        (a)         2.11%         (a)         (a)
Portfolio turnover rate                                   88%         137%        115%          73%         34%         65%

---------

 +  Total return is for the period indicated and has not been annualized.
(a) There were no waivers or reimbursements during this period.
(b) Per share data calculated using average shares outstanding method.


                       SEE NOTES TO FINANCIAL STATEMENTS.

Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND


                                                  SIX MONTHS
                                                     ENDED
                                                   JUNE 30,                     YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT                   2001          --------------------------------------------------------
  THE PERIOD                                     (UNAUDITED)       2000(B)      1999         1998        1997        1996
                                                 ------------      -------     ------      -------     -------     --------
NET ASSET VALUE, BEGINNING OF PERIOD                  $13.63      $ 21.27     $ 15.70      $ 14.23     $ 14.60     $ 12.44
                                                      ------       ------      ------       ------      ------      ------
INVESTMENT ACTIVITIES
   Net investment loss                                 (0.10)       (0.19)      (0.41)       (0.16)      (0.11)      (0.09)
   Net realized and unrealized gains/(losses)
     on investments                                    (1.27)       (0.29)       7.08         1.63        1.90        2.25
                                                      ------       ------      ------       ------      ------      ------
       Total from Investment Operations                (1.37)       (0.48)       6.67         1.47        1.79        2.16
                                                      ------       ------      ------       ------      ------      ------
LESS DISTRIBUTIONS
   Distributions from net realized
     capital gains                                        --        (7.16)      (1.10)          --       (2.16)         --
                                                      ------       ------      ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                        $12.26       $13.63      $21.27       $15.70      $14.23      $14.60
                                                      ======       ======      ======       ======      ======      ======
Total Return+                                         (10.05)%      (8.86)%     44.36%       10.33%      12.58%      17.36%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000)                    $14,623      $17,882     $22,967      $29,066     $31,059     $24,041
Ratio of expenses to average net assets                 1.21%        1.51%       1.59%        1.51%       1.53%       1.42%
Ratio of net investment loss to average
   net assets                                          (0.65)%      (0.91)%     (1.09)%      (0.98)%     (0.88)%     (0.73)%
Ratio of expenses to average net assets
   before fee waivers                                   1.71%        1.61%        (a)         1.57%         (a)         (a)
Portfolio turnover rate                                   52%         191%        139%          71%         55%        127%

---------

 +  Total return is for the period indicated and has not been annualized.
(a) There were no waivers or reimbursements during this period.
(b) Per share data calculated using average shares outstanding method.


                       SEE NOTES TO FINANCIAL STATEMENTS.


Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND


                                                  SIX MONTHS
                                                     ENDED
                                                   JUNE 30,                     YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT                   2001          ----------------------------------------------------------
  THE PERIOD                                     (UNAUDITED)       2000(B)      1999         1998        1997        1996
                                                 ------------      -------     ------      -------     -------     --------
NET ASSET VALUE, BEGINNING OF PERIOD                  $15.41       $20.77      $16.69       $17.12      $18.20      $15.71
                                                      ------       ------      ------       ------      ------      ------
INVESTMENT ACTIVITIES
   Net investment loss                                 (0.13)       (0.16)      (0.22)       (0.20)      (0.20)      (0.15)
   Net realized and unrealized gains/(losses)
     on investments                                     0.44        (2.85)       5.16        (0.23)      (0.79)       4.79
                                                      ------       ------      ------       ------      ------      ------
       Total from Investment Operations                 0.31        (3.01)       4.94        (0.43)      (0.99)       4.64
                                                      ------       ------      ------       ------      ------      ------
LESS DISTRIBUTIONS
   Distributions from net realized
     capital gains                                        --        (2.35)      (0.86)          --       (0.09)      (2.15)
                                                      ------       ------      ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                        $15.72       $15.41      $20.77       $16.69      $17.12      $18.20
                                                      ======       ======      ======       ======      ======      ======
Total Return+                                           2.01%      (16.75)%     31.24%       (2.51)%     (5.47)%     29.66%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000)                    $11,577      $12,264     $16,473      $22,454     $26,860     $24,495
Ratio of expenses to average net assets                 1.75%        1.67%       1.65%        1.53%       1.55%       1.40%
Ratio of net investment loss to average
   net assets                                          (1.34)%      (0.80)%     (1.08)%      (1.14)%     (1.20)%     (1.06)%
Ratio of expenses to average net assets
   before fee waivers                                     (a)          (a)         (a)         1.60%        (a)         (a)
Portfolio turnover rate                                   90%         145%        135%          83%         51%         60%

-----------

 +  Total return is for the period indicated and has not been annualized.
(a) There were no waivers or reimbursements during this period.
(b) Per share data calculated using average shares outstanding method.


                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedule of Investments                                              (UNAUDITED)
--------------------------------------------------------------------------------
BOND FUND                                                          JUNE 30, 2001



                                                   MARKET
  PAR                  SECURITY                    VALUE
 (000)               DESCRIPTION                   (000)
-------             -------------                ----------

CORPORATE BONDS (21.6%):
Basic Materials (2.2%):
    $ 60   Alcoa, 6.500%, 06/01/11                 $   60
      70   EI Du Pont de Nemours,
             6.875%, 10/15/09                          72
                                                   ------
                                                      132
                                                   ------
Consumer Cyclicals (1.1%):
      65   General Motors, 7.200%, 01/15/11            66
                                                   ------
Consumer Non-Cyclicals (0.5%):
           Kroger,
      20     7.250%, 06/01/09                          20
      10     6.375%, 03/01/08                          10
                                                   ------
                                                       30
                                                   ------
Consumer Services (0.4%):
           Comcast Cable Communications,
       5     7.125%, 06/15/13                           5
      20     6.750%, 01/30/11                          20
                                                   ------
                                                       25
                                                   ------
Energy (0.8%):
      50   Conoco, 6.950%, 04/15/29                    48
                                                   ------
Financials (10.4%):
      65   Bank One, 7.625%, 08/01/05                  69
      65   BankBoston NA, 6.500%, 12/19/07             64
      60   Bear Stearns, 6.500%, 05/01/06              60
      85   Conseco, 8.750%, 02/09/04                   81
           First Union National Bank,
      45     7.800%, 08/18/10                          48
      20     6.950%, 11/01/04                          21
      50   Lehman Brothers Holdings,
             7.000%, 02/01/08                          51
      70   Morgan Stanley Dean Witter,
             8.000%, 06/15/10                          75
     105   Salomon Smith Barney Holdings,
             6.250%, 01/15/05                         106
      50   Wells Fargo Bank NA,
             6.450%, 02/01/11                          49
                                                   ------
                                                      624
                                                   ------
Industrials (1.7%):
     105   Arrow Electronics, 6.875%, 06/01/18         81
      25   Illinois Tool Works, 5.750%, 03/01/09       24
                                                   ------
                                                      105
                                                   ------
Technology (1.3%):
      15   BAE Systems Asset Trust,
             Series 2001, Cl G (A),
             6.664%, 09/15/13                          15
      60   Hewlett-Packard, 7.150%, 06/15/05           62
                                                   ------
                                                       77
                                                   ------

                                                 MARKET
   PAR                  SECURITY                  VALUE
   (000)               DESCRIPTION                (000)
---------   ---------------------------         ---------
CORPORATE BONDS -- CONTINUED Telecommunications (0.3%):
    $ 20   COX Communications,
             6.750%, 03/15/11                      $   19
                                                   ------
Transportation (2.9%):
      65   Ford Motor, 7.450%, 07/16/31                63
      30   Norfolk Southern, 6.200%, 04/15/09          29
      75   US Air, 7.890%, 09/01/20                    79
                                                   ------
                                                      171
                                                   ------

Total Corporate Bonds  (Cost $1,290)                1,297
                                                   ------
ASSET BACKED SECURITIES (13.0%):
Automotive (2.7%):
     160   First Security Auto Owner Trust,
             Series 1999-1, Cl A4,
             5.740%, 06/15/04                         162
                                                   ------
Credit Cards (1.4%):
      80   Sears Credit Account Master Trust,
             Series 1999-3, Cl A,
             6.450%, 11/17/09                          83
                                                   ------
Mortgage Related (6.2%):
      75   GMAC Mortgage Corporation
             Loan Trust, Series 2001-HE2, Cl IIA4,
             6.370%, 03/25/23                          74
     195   Residential Asset Securities
             Corporation, Series 1999-KS1, Cl AI8,
             6.320%, 04/25/30                         195
     100   Saxon Asset Securities Trust,
             Series 1999-3, Cl AF6,
             7.525%, 06/25/14                         104
                                                   ------
                                                      373
                                                   ------
Other (2.7%):
      50   Detroit Edison Securitization
             Funding LLC, Series 2001-1,
             Cl A6, 6.620%, 03/01/16                   49
      65   Peco Energy Transition Trust,
             Series 2001-A, Cl A1,
             6.520%, 12/31/10                          65
      50   PSE&G Transition Funding LLC,
             Series 2001-1, Cl A
             8, 6.890%, 12/15/17                       50
                                                   ------
                                                      164
                                                   ------

Total Asset Backed Securities  (Cost $765)            782
                                                   ------
COMMERCIAL MORTGAGE BACKED SECURITIES (8.6%):
      90   Banc of America Commercial
             Mortgage, Series 2001-1, Cl A2,
             6.503%, 04/15/36                          89
     235   CS First Boston Mortgage Securities,
             Series 1997-C1, Cl A1C,
             7.240%, 04/20/07                         244

Schedule of Investments                                              (UNAUDITED)
--------------------------------------------------------------------------------
BOND FUND (CONCLUDED)                                             JUNE 30, 2001

                                                 MARKET
    PAR                 SECURITY                  VALUE
   (000)               DESCRIPTION                (000)
----------  ----------------------------      ------------
COMMERCIAL MORTGAGE BACKED SECURITIES -- CONTINUED
    $155   Prudential Securities Secured
             Financing, Series 1998-C1, Cl A1A3,
             6.350%, 09/15/07                      $  156
      25   Prudential Securities Secured
             Financing, Series 1999-NRF1, Cl A2,
             6.480%, 01/15/09                          25
                                                   ------
Total Commercial Mortgage
   Backed Securities  (Cost $505)                     514
                                                   ------
COLLATERALIZED MORTGAGE OBLIGATIONS (8.6%):
      75   Bank of America Mortgage Securities,
             Series 2001-C, Cl A3,
             5.983%, 07/25/31                          75
     175   PNC Mortgage Securities,
             Series 1998-7, Cl 1A5,
             6.750%, 09/25/28                         172
     115   Vendee Mortgage Trust,
             Series 1999-3, Cl D,
             6.500%, 06/15/25                         115
      63   Vendee Mortgage Trust,
             Series 2000-1, Cl 2A,
             7.250%, 12/15/15                          65
      90   Vendee Mortgage Trust,
             Series 2000-2, Cl A,
             7.500%, 06/15/30                          92
                                                   ------
Total Collateralized Mortgage Obligations
                   (Cost $509)                        519
                                                   ------
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.6%):
Federal Home Loan Mortgage Corporation (1.6%):
      65     6.375%, 11/15/03                          67
      30     5.875%, 03/21/11                          29
                                                   ------
                                                       96
                                                   ------
Federal National Mortgage Association (2.0%):
      40     6.625%, 11/15/30                          41
      75     6.000%, 12/15/05                          77
                                                   ------
                                                      118
                                                   ------
Total U.S. Government Agency Obligations
                      (Cost $215)                     214
                                                   ------
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (28.3%):
Federal Home Loan Mortgage Corporation (2.5%):
      80     7.000%, 11/01/28                          81
      71     7.000%, 11/01/30                          72
                                                   ------
                                                      153
                                                   ------
Federal National Mortgage Association (12.3%):
     138     7.000%, 09/01/27                         139
      48     7.000%, 01/01/31                          48
     521     6.000%, 08/01/28                         504
      49     5.735%, 01/01/09                          47
                                                   ------
                                                      738
                                                   ------


    PAR                                          MARKET
  (000)/                SECURITY                  VALUE
  SHARES               DESCRIPTION                (000)
----------     -----------------------        ---------------

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- CONTINUED
Government National Mortgage Association (13.5%):
   $ 274     7.500%, 08/15/25                      $  283
     220     7.500%, 12/15/29                         225
      56     7.500%, 01/15/30                          58
     142     6.500%, 09/15/23                         142
     101     6.500%, 04/15/29                         100
                                                   ------
                                                      808
                                                   ------

Total U.S. Government Mortgage
   Backed Obligations  (Cost $1,671)                1,699
                                                   ------
U.S. TREASURY OBLIGATIONS (14.0%)
U.S. Treasury Bond (7.1%):
     410     6.250%, 08/15/23                         427
                                                   ------
U.S. Treasury Inflationary Protection Security (6.5%):
     385     3.625%, 07/15/02                         392
                                                   ------
U.S. Treasury Note (0.4%):
      25     6.500%, 05/15/05                          26
                                                   ------

Total U.S. Treasury Obligations  (Cost $808)          845
                                                   ------
CASH EQUIVALENT (1.4%):
  81,877   Goldman Sachs Financial Square
             Prime Obligation
             Money Market Fund                         82
                                                   ------

Total Cash Equivalent  (Cost $82)                      82
                                                   ------

 Total Investments (Cost $5,845)-- 99.1%            5,952
                                                   ------

Other Assets and Liabilities, Net -- 0.9%              55
                                                   ------
Total Net Assets -- 100.0%                         $6,007
                                                   ======
----------
(A) PRIVATE PLACEMENT SECURITY
CL -- CLASS
LLC -- LIMITED LIABILITY CORPORATION
NA -- NATIONAL ASSOCIATION

Schedule of Investments                                              (UNAUDITED)
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                                          JUNE 30, 2001
                                                  MARKET
                        SECURITY                   VALUE
  SHARES               DESCRIPTION                 (000)
----------         ----------------             ----------

FOREIGN COMMON STOCK (95.7%):
Australia (1.3%):
  34,500   John Fairfax Holdings                   $   71
   5,080   National Australia Bank#                    90
                                                   ------
                                                      161
                                                   ------
Belgium (0.5%):
   1,712   Union Miniere#                              68
                                                   ------
Bermuda (0.5%):
   1,282   Tyco International                          70
                                                   ------
Brazil (3.0%):
   4,837   Aracruz Celulose, ADR                       90
   9,327   Cia Paranaense de Energia, ADR              70
   3,991   Empresa Bras de Aeronautica, ADR           156
   2,876   Petroleo Brasileiro, ADR                    75
                                                   ------
                                                      391
                                                   ------
Canada (0.8%):
   2,794   Talisman Energy                            106
                                                   ------
China (1.8%):
  15,511   China Mobile*                               82
  45,865   China Resources Enterprises                 77
 109,519   Huaneng Power International                 67
                                                   ------
                                                      226
                                                   ------
Denmark (1.7%):
   7,115   Danske Bank                                128
   1,918   Novo-Nordisk, Cl B*                         85
                                                   ------
                                                      213
                                                   ------
Finland (0.8%):
   4,766   Nokia OYJ, ADR                             105
                                                   ------
France (9.4%):
   2,673   Accor                                      113
   2,913   Alstom#                                     81
   1,051   Altran Technologies#                        49
     846   Atos Origin*#                               61
   1,704   Aventis                                    136
   2,196   Axa#                                        63
     894   Cie de Saint-Gobain*#                      121
   4,754   European Aeronautic
             Defense and Space#                        88
   7,404   Orange*#                                    60
   2,500   Renault                                    113
   1,261   Thomson Multimedia*#                        41
   1,025   TotalFina Elf*                             144
   2,260   Vivendi Universal*#                        132
                                                   ------
                                                    1,202
                                                   ------


                                                 MARKET
                        SECURITY                  VALUE
  SHARES               DESCRIPTION                (000)
----------          -----------------          ------------

FOREIGN COMMON STOCK -- CONTINUED
Germany (2.9%):
     535   Allianz*#                               $  157
   2,731   Altana*                                    104
   1,250   E.ON*                                       65
   1,635   Fraport AG Frankfurt Airport
              Services Worldwide*                      45
                                                   ------
                                                      371
                                                   ------
Hong Kong (2.0%):
   6,250   Cheung Kong Holdings*                       68
 173,922   First Pacific                               38
  27,885   Hong Kong Land Holdings                     50
  38,461   Hysan Development                           49
  29,808   Johnson Electric Holdings                   41
                                                   ------
                                                      246
                                                   ------
Ireland (1.7%):
  11,171   Bank of Ireland                            111
   1,751   Elan, ADR*                                 107
                                                   ------
                                                      218
                                                   ------
Israel (2.0%):
   1,979   Amdocs*                                    107
   2,363   Check Point Software Technologies*         120
   1,223   Oridion Systems*                            29
                                                   ------
                                                      256
                                                   ------
Italy (3.2%):
   2,545   Assicurazioni Generali*                     76
  41,663   IntesaBci*                                 147
   4,808   Saipem*                                     26
  12,937   Telecom Italia*                            116
   9,213   TIM                                         47
                                                   ------
                                                      412
                                                   ------
Japan (15.3%):
  12,500   Asahi Glass                                104
   4,373   Canon                                      177
   4,931   Chubu Electric Power#                      105
   8,687   Dainippon Pharmaceutical                   118
  15,673   Fuji Heavy Industries                      115
   4,423   Kansai Electric Power                       75
   4,808   Komori                                      66
   6,625   NEC                                         90
     673   Nintendo                                   122
       7   NTT Docomo                                 122
   1,442   Orix                                       140
   1,913   Promise                                    158
   1,167   SMC                                        125
   2,212   Sony, ADR                                  146
   1,655   Takeda Chemical Industries                  77
   7,692   Tanabe Seiyaku                              73
   6,560   Tokio Marine & Fire Insurance               61
   1,154   Tokyo Electron Limited                      70
   9,615   Toyo INK MFG                                28
                                                   ------
                                                    1,972
                                                   ------

Schedule of Investments                                             (UNAUDITED)
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND (CONTINUED)                             JUNE 30, 2001


                                                 MARKET
                        SECURITY                  VALUE
  SHARES               DESCRIPTION                (000)
--------------      -------------------        -----------
FOREIGN COMMON STOCK -- CONTINUED
Mexico (2.5%):
   2,832   America Movil SA de CV,
             Series L, ADR*                       $    59
   2,762   Cemex, ADR                                  73
   1,442   Fomento Economico Mexicano, ADR             61
   3,659   Telefonos de Mexico, ADR                   128
                                                  -------
                                                      321
                                                  -------
Netherlands (8.9%):
   2,356   ASM International*                          47
   3,316   DSM                                        115
   3,888   Hunter Douglas                             109
   2,223   ING Groep*                                 145
   4,732   Koninklijke Ahold                          148
   4,663   Koninklijke Philips Electronics, ADR       123
   1,602   Nutreco Holding                             69
   2,139   Royal Dutch Petroleum                      123
   2,547   Unilever, ADR                              152
   4,423   Wolters Kluwer                             119
                                                  -------
                                                    1,150
                                                  -------
Norway (2.3%):
   3,824   Norsk Hydro                                162
   3,000   Norske Skogindutrier                        45
   3,990   Royal Caribbean Cruises                     88
                                                  -------
                                                      295
                                                  -------
Singapore (1.2%):
  39,615   Sembcorp Industries Limited                 35
  45,130   Singapore Technologies Engineering          64
  50,288   Singapore Telecommunications                52
                                                  -------
                                                      151
                                                  -------
South Korea (1.5%):
   3,700   Korea Telecom, ADR                          81
   5,702   Pohang Iron & Steel, ADR                   112
                                                  -------
                                                      193
                                                  -------
Spain (6.2%):
   2,402   Acerinox                                    67
   5,000   Aguas de Barcelona                          69
  12,955   Banco Bilbao Vizcaya Argentaria            168
   3,740   Cortefiel                                   53
  10,673   Endesa                                     170
  11,298   Repsol                                     187
   6,629   Telefonica*                                 82
                                                  -------
                                                      796
                                                  -------
Sweden (2.9%):
   4,327   Electrolux, Series B                        60
  16,374   Nordea                                      93
   4,346   Sandvik                                     87
   6,555   Svenska Cellulosa, Cl B                    139
                                                  -------
                                                      379
                                                  -------

                                                 MARKET
                        SECURITY                  VALUE
   SHARES              DESCRIPTION                (000)
---------------     ------------------         ------------
FOREIGN COMMON STOCK -- CONTINUED
Switzerland (8.0%):
   2,308   Adecco                                 $   109
     610   Credit Suisse Group*                       100
      17   Julius Baer Holding, Cl B                   65
     702   Nestle                                     149
   4,550   Novartis                                   165
     130   Swatch Group, Cl B*                        130
      56   Swiss Re                                   112
   1,427   UBS                                        204
                                                  -------
                                                    1,034
                                                  -------
United Kingdom (15.3%):
   3,039   AstraZeneca, ADR                           142
   4,419   Barclays                                   135
  19,837   BHP Billiton                                99
  17,069   BP                                         140
   1,934   BP, ADR                                     96
  31,442   British Energy                             122
  12,836   Capita Group                                83
  17,452   Compass Group*                             140
   9,818   Diageo                                     108
  38,461   Hilton Group                               129
  11,263   HSBC Holdings                              133
   5,672   Imperial Tobacco Group                      67
  11,120   Northern Rock                               90
   4,969   Royal Bank of Scotland Group               110
  12,367   Scottish Power                              91
  33,750   Somerfield*                                 62
  73,105   Vodafone Group                             162
     901   Vodafone Group, ADR                         20
   6,279   Wetherspoon (J.D.)                          32
                                                  -------
                                                    1,961
                                                  -------
Total Foreign Common Stock  (Cost $12,152)         12,297
                                                  -------
FOREIGN PREFERRED STOCK (0.9%):
Germany (0.9%):
   2,048   Henkel KGaA                                119
                                                  -------
Total Foreign Preferred Stock  (Cost $139)            119
                                                  -------
CASH EQUIVALENT (3.8%):
 488,768   Goldman Sachs Financial Square
             Prime Obligation
             Money Market Fund                        489
                                                  -------
Total Cash Equivalent  (Cost $489)                    489
                                                  -------
Total Investments  (Cost $12,780) -- 100.4%        12,905
                                                  -------
Other Assets and Liabilities, Net -- (0.4%)           (52)
                                                  -------
Total Net Assets -- 100.0%                        $12,853
                                                  =======
---------------
# SECURITY FULLY OR PARTIALLY ON LOAN
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

Schedule of Investments                                              (UNAUDITED)
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND (CONCLUDED)                              JUNE 30, 2001

At June 30, 2001, sector diversification of the Fund was as follows:


                                       % OF        VALUE
SECTOR DIVERSIFICATION              NET ASSETS     (000)
----------------------              -----------    -----
Banks                                  10.7%     $1,370
Telephones & Telecommunications         9.5%      1,223
Beverage, Food & Tobacco                8.2%      1,057
Pharmaceuticals/Medical Products        8.1%      1,036
Oil & Gas                               7.0%        897
Energy                                  6.0%        765
Insurance                               4.8%        614
Aerospace/Defense                       3.5%        448
Machinery                               2.8%        359
Consumer Goods                          2.8%        356
Diversified Operations                  2.7%        347
Publishing & Broadcasting               2.5%        322
Building Contractors                    2.3%        298
Financial Services                      2.3%        298
Paper & Paper Products                  2.1%        274
Electronic Components                   2.0%        254
Metals & Mining                         1.9%        247
Basic Materials                         1.9%        242
Automotive                              1.8%        228
Professional Services                   1.5%        192
Retail                                  1.4%        183
Technology                              1.4%        181
Office Automation & Equipment           1.4%        177
Real Estate                             1.3%        167
Engineering Services                    1.1%        148
Transportation Services                 1.0%        133
Leisure                                 1.0%        129
Toys                                    0.9%        122
Semiconductors                          0.9%        117
Hotels & Lodging                        0.9%        113
                                     ------     -------
TOTAL FOREIGN COMMON STOCK             95.7%     12,297
FOREIGN PREFERRED STOCK                 0.9%        119
CASH EQUIVALENT                         3.8%        489
                                     ------     -------
TOTAL INVESTMENTS                     100.4%     12,905
OTHER ASSETS AND LIABILITIES           (0.4)%       (52)
                                     ------     -------
TOTAL NET ASSETS                      100.0%    $12,853
                                     ======     =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedule of Investments                                              (UNAUDITED)
--------------------------------------------------------------------------------
MID CAP GROWTH FUND                                                JUNE 30, 2001

                                                 MARKET
                        SECURITY                  VALUE
  SHARES               DESCRIPTION                (000)
----------          ------------------         ------------

COMMON STOCK (91.3%):
Commercial Services (12.7%):
   3,100   Affiliated Computer Services, Cl A*     $  223
   3,000   Career Education*                          180
   6,551   Concord EFS*                               341
   7,450   Electronics for Imaging*                   220
   3,000   Fiserv*                                    192
   2,100   Internet Security Systems*                 102
   7,250   Robert Half International*                 180
   7,500   Sungard Data Systems*                      225
   5,600    Tech Data*                                187
                                                   ------
                                                    1,850
                                                   ------
Consumer Cyclicals (6.2%):
   5,750   Abercrombie & Fitch, Cl A*                 256
   3,400   BJ's Wholesale Club*                       181
   2,850   CDW Computer Centers*                      113
   8,650   Family Dollar Stores                       222
   5,050   Gentex*                                    141
                                                   ------
                                                      913
                                                   ------
Consumer Non-Cyclicals (1.7%):
   6,200   Constellation Brands, Cl A*                254
                                                   ------
Consumer Services (5.3%):
   5,500   CEC Entertainment*                         271
   3,150   Hotel Reservations Network, Cl A*#         147
   2,100   International Game Technology*             132
   5,200   Univision Communications, Cl A*            222
                                                   ------
                                                      772
                                                   ------
Energy (2.4%):
   2,650   Apache                                     135
   5,500   Global Marine*                             102
   3,550   Noble Drilling*                            116
                                                   ------
                                                      353
                                                   ------
Financials (7.4%):
   6,387   AmeriCredit*                               332
   3,150   Capital One Financial                      189
   3,900   Popular                                    128
   1,050   Progressive                                142
   5,000   Providian Financial                        296
                                                   ------
                                                    1,087
                                                   ------
Healthcare (22.4%):
   2,500   Allergan                                   214
   2,450   Andrx Group*                               189
   8,050   Cytyc*                                     186
   2,150   Enzon*#                                    134
   8,600   First Health Group*                        207
   3,772   Forest Laboratories*#                      268


                                                 MARKET
                        SECURITY                  VALUE
  SHARES               DESCRIPTION                (000)
-------------      ------------------           ----------
COMMON STOCK -- CONTINUED
Healthcare -- continued
   3,650   Idec Pharmaceuticals*#                  $  247
   9,350   King Pharmaceuticals*                      503
   2,250   Laboratory Corp of America Holdings*       173
   3,350   Medimmune*                                 158
   3,800   Millennium Pharmaceuticals*#               135
   3,479   Minimed*                                   167
   7,350   Omnicare                                   148
   2,750   OSI Pharmaceuticals*                       145
   4,050   Shire Pharmaceuticals, ADR*#               225
   5,850   Titan Pharmaceuticals*                     176
                                                   ------
                                                    3,275
                                                   ------
Industrials (2.0%):
   8,150   Active Power*                              136
   4,200   Empresa Bras de Aeronautica, ADR           164
                                                   ------
                                                      300
                                                   ------
Technology (24.8%):
   2,700   Activision*                                106
   6,950   Advanced Micro Devices*                    201
   8,200   Citrix Systems*                            286
   2,000   Comverse Technology*                       114
   3,150   Electronic Arts*                           182
   2,400   FEI*                                        98
   3,050   Intersil, Cl A*                            111
   5,050   Jabil Circuit*                             156
   3,700   KLA-Tencor*                                216
   2,250   Lexmark International*                     151
   3,200   Macrovision*                               219
   3,400   Mercury Interactive*                       204
   2,800   Novellus Systems*                          159
   1,350   Nvidia*#                                   125
   5,100   Peoplesoft*                                251
   7,800   Pixelworks*                                279
   3,350   Rational Software*                          94
   5,400   Retek*                                     259
   4,200   Sanmina*                                    98
   7,100   SCI Systems*                               181
   3,200   Scientific-Atlanta                         130
                                                   ------
                                                    3,620
                                                   ------
Telecommunications (2.9%):
  11,650   Broadwing*                                 285
   3,000   Brocade Communications System*             132
                                                   ------
                                                      417
                                                   ------

Transportation (1.0%):
   5,250   Skywest                                    147
                                                   ------

Schedule of Investments                                             (UNAUDITED)
--------------------------------------------------------------------------------
MID CAP GROWTH FUND  (CONCLUDED)                                  JUNE 30, 2001

                                                   MARKET
 SHARES/                SECURITY                   VALUE
 PAR (000)             DESCRIPTION                 (000)
--------------      ---------------             ----------
COMMON STOCK -- CONTINUED
Utilities (2.5%):
   1,950   Black Hills                            $    78
   2,750   Calpine*                                   104
   5,450   Mirant*                                    188
                                                  -------
                                                      370
                                                  -------

Total Common Stock  (Cost $11,457)                 13,358
                                                  -------
U.S. GOVERNMENT AGENCY OBLIGATION (4.8%):
    $700   Federal Home Loan Mortgage
             Corporation
             3.830%, 07/10/01                         699
                                                  -------

Total U.S. Government AgencyObligation
     (Cost $699)                                      699
                                                  -------

CASH EQUIVALENT (3.6%):
 530,332   Goldman Sachs Financial
             Square Prime Obligation
             Money Market Fund                        530
                                                  -------

Total Cash Equivalent  (Cost $530)                    530
                                                  -------

Total Investments (Cost $12,686)-- 99.7%           14,587
                                                  -------

Other Assets and Liabilities, Net -- 0.3%              36
                                                  -------
Total Net Assets -- 100.0%                        $14,623
                                                  =======
------------
# SECURITY FULLY OR PARTIALLY ON LOAN
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedule of Investments                                              (UNAUDITED)
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                                              JUNE 30, 2001

                                                 MARKET
                        SECURITY                  VALUE
  SHARES               DESCRIPTION                (000)
----------            --------------          ------------

COMMON STOCK (95.4%):
Basic Materials (1.8%):
   3,500   SurModics*                             $   206
                                                  -------
Commercial Services (8.1%):
   1,750   Barra*                                      69
   2,300   Career Education*                          138
   5,000   Copart*                                    146
   3,150   Corinthian Colleges*                       148
   3,650   Corporate Executive Board*                 153
   5,400   eFunds*#                                   100
   2,950   Fair Isaac & Company                       182
                                                  -------
                                                      936
                                                  -------
Consumer Cyclicals (9.9%):
   2,800   99 Cents Only Stores*                       84
   2,750   Abercrombie & Fitch, Cl A*                 122
   4,000   Christopher & Banks*                       130
   4,300   Cost Plus of California*                   129
   4,094   Electronics Boutique Holdings*             130
   6,500   Insight Enterprises*                       159
   4,750   Oakley*                                     88
   5,600   Too*                                       153
   4,300   Tweeter Home
             Entertainment Group*                     152
                                                  -------
                                                    1,147
                                                  -------
Consumer Non-Cyclicals (1.0%):
   4,200   Whole Foods Market*#                       114
                                                  -------
Consumer Services (9.3%):
   3,950   Alliance Gaming*                           155
  13,300   Alloy Online*#                             190
   9,000   Buca*                                      196
   5,600   O'Charleys*                                109
   2,700   Panera Bread, Cl A*                         85
   7,200   Penn National Gaming*                      183
   4,900   PLATO Learning*                            152
                                                  -------
                                                    1,070
                                                  -------
Energy (2.3%):
   2,650   CAL Dive International*                     65
   3,950   Hydril*                                     90
   3,950   VERITAS DGC*                               110
                                                  -------
                                                      265
                                                  -------
Financials (3.9%):
   3,900   AmeriCredit*                               203
   3,150   Cullen Frost Bankers                       107
   4,200   Doral Financial                            144
                                                  -------
                                                      454
                                                  -------
Healthcare (25.0%):
   3,150   American Healthways*                       121
   8,100   Cytyc*                                     187

                                                 MARKET
                        SECURITY                  VALUE
  SHARES               DESCRIPTION                (000)
----------         -------------------          ------------
COMMON STOCK -- CONTINUED
Healthcare -- continued
   1,700   Diagnostic Products                      $  56
   2,800   Dianon Systems*#                           127
   4,300   EPIQ Systems*#                             110
   7,900   ESC Medical Systems*                       228
  11,200   Genta*#                                    150
   6,300   Integra Lifesciences Holdings*             136
   2,700   Kos Pharmaceuticals*                       107
   4,200   Manor Care*                                133
   1,100   OSI Pharmaceuticals*                        58
   6,150   Parexel International*                     120
   6,350   Pharmaceutical Resources*                  195
   2,250   Priority Healthcare, Cl B*                  64
   3,300   Respironics*                                98
  12,500   SICOR*                                     289
   3,250   Tanox*                                     103
   2,550   Taro Pharmaceuticals Industries*#          223
  13,500   Theragenics*                               151
   4,850   Titan Pharmaceuticals*                     146
   4,750   Urologix*#                                  87
                                                  -------
                                                    2,889
                                                  -------
Industrials (2.7%):
   7,300   Active Power*                              122
   1,900   Brooks Automation*#                         88
   1,233   Woodward Governor                          104
                                                  -------
                                                      314
                                                  -------
Technology (23.5%):
   3,200   Activision*                                126
   1,900   Advent Software*                           121
   5,550   ASM International*                         110
   4,950   Cirrus Logic*                              114
   5,050   Echelon*#                                  155
   4,800   Electronics for Imaging*                   142
   3,600   FEI*                                       148
   6,400   Genesis Microchip*                         231
   1,150   Macrovision*                                79
   3,000   Mercury Computer Systems*                  132
   3,950   MKS Instruments*                           114
   6,950   Pixelworks*                                248
   4,500   Plexus*                                    148
  17,400   SONICblue*                                  57
   6,750   SonicWall*#                                170
   8,000   Take-Two Interactive Software*#            148
   3,700   Talx*                                      148
  10,350   Therma-Wave*                               197
   4,650   Zoran*#                                    138
                                                  -------
                                                    2,726
                                                  -------
Telecommunications (2.8%):
   2,850   AirGate*                                   148
   2,350   Entercom Communications*                   126
     750   Metro One Telecommunications*               49
                                                  -------
                                                      323
                                                  -------

Schedule of Investments                                              (UNAUDITED)
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND  (CONCLUDED)                                JUNE 30, 2001

                                                 MARKET
                        SECURITY                  VALUE
 SHARES                DESCRIPTION                (000)
-------------    -----------------------       -------------
COMMON STOCK -- CONTINUED
Transportation (4.1%):
   7,100   Airtran Holdings*                      $    75
   5,700   Atlantic Coast Airlines Holdings*          171
   4,050   CH Robinson Worldwide                      113
   3,800   USFreightways                              112
                                                  -------
                                                      471
                                                  -------
Utilities (1.0%):
   3,000   Black Hills                                121
                                                  -------

Total Common Stock  (Cost $9,050)                  11,036
                                                  -------
REGISTERED INVESTMENT COMPANY (0.8%):
   1,500   iShares Russell 2000
             Growth Index Fund                         96
                                                  -------

Total Registered Investment Company
                   (Cost $120)                         96
                                                  -------
CASH EQUIVALENT (4.0%):
 466,197   Goldman Sachs Financial Square
             Prime Obligation
             Money Market Fund                        466
                                                  -------

Total Cash Equivalent  (Cost $466)                    466
                                                  -------

Total Investments (Cost $9,636) -- 100.2%          11,598
                                                  -------

Other Assets and Liabilities, Net -- (0.2%)           (21)
                                                  -------
Total Net Assets -- 100.0%                        $11,577
                                                  =======
--------------
# SECURITY FULLY OR PARTIALLY ON LOAN
* NON-INCOME PRODUCING SECURITY
CL -- CLASS

                       SEE NOTES TO FINANCIAL STATEMENTS.


Statements of Assets and Liabilities (000)                                                                               (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                  JUNE 30, 2001
                                                          --------------------------------------------------------------
                                                                         INTERNATIONAL       MID CAP          SMALL CAP
                                                            BOND            EQUITY           GROWTH            GROWTH
                                                            FUND             FUND             FUND              FUND
                                                          -------        -------------      ---------         ----------
ASSETS:
Investments, at cost                                       $5,845           $12,780          $12,686           $ 9,636
                                                           ======           =======          =======           =======
Investments, at value                                      $5,952           $12,905          $14,587           $11,598
Foreign currency (Cost $15)                                    --                15               --                --
Collateral for securities loaned, at value                     --               945            1,224             1,677
Receivable for investments sold                               100                23              110               112
Amounts on deposit with brokers                                --                --               46                --
Variation margin receivable on futures                         --                --                9                --
Receivable for shares of beneficial interest sold              --                 4                7                --
Dividends and interest receivable                              67                13                5                 1
Reclaim Receivable                                             --                22               --                --
                                                           ------           -------          -------           -------
     Total Assets                                           6,119            13,927           15,988            13,388
                                                           ------           -------          -------           -------
LIABILITIES:
Payable upon return of securities loaned                       --               945            1,224             1,677
Payable for investments purchased                              97                89              108               101
Payable for shares of beneficial interest
   redeemed                                                    --                --                1                 3
Accrued expenses payable                                       15                40               32                30
                                                           ------           -------          -------           -------
     Total Liabilities                                        112             1,074            1,365             1,811
                                                           ------           -------          -------           -------
Total Net Assets                                           $6,007           $12,853          $14,623           $11,577
                                                           ======           =======          =======           =======
NET ASSETS:
Portfolio Shares                                           $5,958           $12,254          $ 9,513           $ 8,160
Undistributed net investment income/
   Accumulated net investment loss                            546                46              (50)              (74)
Accumulated net realized gain/(loss)
   on investments                                            (604)              452            3,235             1,529
Net unrealized depreciation of foreign
   currency and translation of other assets and
   liabilities in foreign currency investments                 --               (24)              --                --
Net unrealized appreciation on investments
   and futures                                                107               125            1,925             1,962
                                                           ------           -------          -------           -------
Total Net Assets                                           $6,007           $12,853          $14,623           $11,577
                                                           ======           =======          =======           =======
Outstanding shares of beneficial interest
   (unlimited authorization -- no par value)                  603             1,305            1,192               737
Net Asset Value, Offering and Redemption
   Price Per Share                                         $ 9.96            $ 9.85          $ 12.26           $ 15.72
                                                           ======           =======          =======           =======


                       SEE NOTES TO FINANCIAL STATEMENTS.


Statements of Operations (000)                                                                                          (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


                                                                             SIX MONTHS ENDED JUNE 30, 2001
                                                                   ---------------------------------------------------
                                                                              INTERNATIONAL     MID CAP      SMALL CAP
                                                                     BOND        EQUITY         GROWTH        GROWTH
                                                                     FUND         FUND           FUND          FUND
                                                                   --------   -------------     -------      ---------
INVESTMENT INCOME:
Interest                                                           $ 220            $ 16          $ 13           $ 12
Dividends                                                             --             173            24              9
Securities lending                                                    --               4             6              2
Less: Foreign taxes withheld                                          --             (14)           --             --
                                                                   -----         -------       -------          -----
     Total Investment Income                                         220             179            43             23
                                                                   -----         -------       -------          -----
EXPENSES:
Investment advisory fees                                              17              81            77             55
Administration fees                                                    6              14            15             11
Custodian fees                                                         6              57             7              2
Professional fees                                                     12              25            10             22
Transfer Agent fees                                                    4               4             5              1
Printing and shareholder reports                                       5               6            13              5
Miscellaneous                                                          1               3             4              1
                                                                   -----         -------       -------          -----
Total Expenses                                                        51             190           131             97
                                                                   -----         -------       -------          -----
Less:
Fees waived by Investment Adviser                                     --             (35)          (38)            --
                                                                   -----         -------       -------          -----
Net Expenses                                                          51             155            93             97
                                                                   -----         -------       -------          -----
Net Investment Income/(Loss)                                         169              24           (50)           (74)
                                                                   -----         -------       -------          -----
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on futures                                   --             (95)           52             --
Net realized gain/(loss) on investments                               42            (792)       (2,730)          (259)
Net realized gain on foreign currency transactions                    --              22            --             --
Net change in unrealized appreciation/(depreciation)
   on investments                                                    (26)         (2,093)          918            505
Net change in unrealized depreciation on foreign currency
   and translation of other assets and liabilities in
   foreign currencies                                                 --             (28)           --             --
Net change in unrealized appreciation on futures                      --              21            24             --
                                                                   -----         -------       -------          -----
Net gain/(loss) on investments                                        16          (2,965)       (1,736)           246
                                                                   -----         -------       -------          -----
Net increase / (decrease) in net assets
   resulting from operations                                       $ 185         $(2,941)      $(1,786)         $ 172
                                                                   =====         =======       =======          =====


                       SEE NOTES TO FINANCIAL STATEMENTS.


Statements of Changes in Net Assets (000)                                                                   (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------

                                                                          BOND FUND          INTERNATIONAL  EQUITY FUND
                                                                  -------------------------  -------------  ------------
                                                                  SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
                                                                   JUNE 30,    DECEMBER 31,    JUNE 30,      DECEMBER 31,
                                                                     2001          2000          2001          2000
                                                                  -----------  ------------   -----------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income/(loss)                                   $  169        $  377       $    24        $  (197)
     Net realized gain/(loss) on investments, futures and
         foreign currency transactions                                  42          (257)         (865)         1,549
     Net change in unrealized appreciation/(depreciation)
       on investments, futures and foreign currency
       transactions                                                    (26)          389        (2,100)        (5,016)
                                                                    ------        ------       -------        -------
Net increase / (decrease) in net assets resulting from operations      185           509        (2,941)        (3,664)
                                                                    ------        ------       -------        -------
DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income                               --          (524)           --             --
     Distributions from net realized capital gains                      --            --            --         (4,924)
                                                                    ------        ------       -------        -------
Total Distributions                                                     --          (524)           --         (4,924)
                                                                    ------        ------       -------        -------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued                                       177           628           674          1,221
     Reinvestment of cash distributions                                 --           524            --          4,924
     Cost of shares redeemed                                          (793)       (2,169)       (1,133)        (1,888)
                                                                    ------        ------       -------        -------
Increase/(decrease) in net assets from capital transactions           (616)       (1,017)         (459)         4,257
                                                                    ------        ------       -------        -------
Total decrease in net assets                                          (431)       (1,032)       (3,400)        (4,331)
NET ASSETS:
     Beginning of period                                             6,438         7,470        16,253         20,584
                                                                    ------        ------       -------        -------
     End of period                                                  $6,007        $6,438       $12,853        $16,253
                                                                    ======        ======       =======        =======
CAPITAL SHARE TRANSACTIONS:
     Issued                                                             18            65            63             78
     Reinvested                                                         --            56            --            381
     Redeemed                                                          (80)         (225)         (107)          (114)
                                                                    ------        ------       -------        -------
Change in shares                                                       (62)         (104)          (44)           345
                                                                    ======        ======       =======        =======

                       SEE NOTES TO FINANCIAL STATEMENTS.


Statements of Changes in Net Assets (000)                                                                                (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------



                                                                     MID CAP GROWTH FUND      SMALL CAP     GROWTH FUND
                                                                  ------------------------  --------------  ----------
                                                                  SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
                                                                   JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                                                     2001          2000          2001          2000
                                                                  -----------  ------------   -----------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment loss                                           $   (50)      $  (210)      $   (74)      $   (127)
     Net realized gain/(loss) on investments
       and futures                                                  (2,678)        6,151          (259)         1,822
     Net change in unrealized appreciation/(depreciation)
       on investments and futures                                      942        (7,417)          505         (4,102)
                                                                   -------       -------       -------        -------
Net increase/(decrease) in net assets resulting from operations     (1,786)       (1,476)          172         (2,407)
                                                                   -------       -------       -------        -------
DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net realized capital gains                      --        (7,066)           --         (1,730)
                                                                   -------       -------       -------        -------
Total Distributions                                                     --        (7,066)           --         (1,730)
                                                                   -------       -------       -------        -------

CAPITAL TRANSACTIONS:
     Proceeds from shares issued                                       946         3,132           414          1,074
     Reinvestment of cash distributions                                 --         7,066            --          1,730
     Cost of shares redeemed                                        (2,419)       (6,741)       (1,273)        (2,876)
                                                                   -------       -------       -------        -------
Increase/(decrease) in net assets from capital transactions         (1,473)        3,457          (859)           (72)
                                                                   -------       -------       -------        -------
Total decrease in net assets                                        (3,259)       (5,085)         (687)        (4,209)
NET ASSETS:
     Beginning of period                                            17,882        22,967        12,264         16,473
                                                                   -------       -------       -------        -------
     End of period                                                 $14,623       $17,882       $11,577        $12,264
                                                                   =======       =======       =======        =======
CAPITAL SHARE TRANSACTIONS:
     Issued                                                             77           165            29             53
     Reinvested                                                         --           417            --             90
     Redeemed                                                         (197)         (349)          (88)          (140)
                                                                   -------       -------       -------        -------
Change in shares                                                      (120)          233           (59)             3
                                                                   =======       =======       =======        =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

Notes to Financial Statements                                        (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  JUNE 30, 2001

1.   ORGANIZATION:

     The Armada Advantage Fund (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company authorized to issue an unlimited number of shares which are shares of beneficial interest without par value. The Company presently offers series of shares of the Equity Growth Fund, International Equity Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Bond Fund and the Balanced Allocation Fund. As of June 30, 2001, the Balanced Allocation Fund had not commenced operations. These financial statements and related notes pertain to the Bond, International Equity, Mid Cap Growth and Small Cap Growth Funds, (collectively, "the Funds" and individually, a "Fund"). Sales of shares of the Funds may only be made to separate accounts of various life insurance companies ("Participating Insurance Companies") and certain qualified benefit plans. As of June 30, 2001, the Participating Insurance Company for the Bond, International Equity, Mid Cap Growth and Small Cap Growth Funds is Security Benefit Life Insurance Company. Additionally, Hartford Life Insurance Company is the Participating Insurance Company for the Equity Growth, International Equity and Mid Cap Growth Funds.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION:

     An equity or bond fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are not readily available are valued at the mean between the most recent bid and asked prices. In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

     Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot buy or sell shares of the Funds.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME:

     Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Dividends are recorded on the ex-dividend date. Expenses common to all of the Funds in the Company are allocated among the Funds on the basis of average daily net assets. Original issue discounts are amortized to interest income over the lives of the respective securities.

     IMPLEMENTATION OF NEW ACCOUNTING STANDARDS:

     The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on January 1, 2001. Prior to January 1, 2001, the Bond Fund did not amortize discounts and premiums on fixed income securities. In accordance with the implementation of the new accounting standards, the Bond Fund was required to record a cumulative effect adjustment to reflect the amortization of discounts and premiums that were not previously recorded. The cumulative

Notes to Financial Statements                                        (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  JUNE 30, 2001

     adjustment was a reclassification of $19,347 between net investment income and net unrealized appreciation (depreciation) of securities and therefore did not impact total net assets or the net asset value per share of the Bond Fund. The implementation of the new accounting standards did not have a significant effect on the financial statements.

     FOREIGN CURRENCY TRANSLATION:

     The market value of investment securities, other assets and liabilities of the International Equity Fund denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of each transaction.

     The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amounts of assets and liabilities recorded and the U.S. dollars equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

     LENDING PORTFOLIO SECURITIES:

     To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. Union Bank of California acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Funds.

     There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by National City Investment Management Company ("IMC") to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of IMC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. The loaned securities were fully collateralized by cash, U.S. government securities, short-term corporate notes and repurchase agreements as of June 30, 2001. As of June 30, 2001, the following Funds had securities with the following market values on loan:

                                          MARKET VALUE             MARKET
                                           OF LOANED              VALUE OF
                                        SECURITIES (000)       COLLATERAL (000)
                                        ----------------       ----------------
     International Equity Fund .........     $  895                $  945
     Mid Cap Growth Fund ...............      1,189                 1,224
     Small Cap Growth Fund .............      1,612                 1,677

Notes to Financial Statements                                       (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

     The Funds will make distributions from net investment income and net realized capital gains on investments, if any, at least annually.

     FEDERAL INCOME TAXES:

     It is the policy of each of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Accordingly, the following adjustments were made for the period ended December 31, 2000:


                                 ACCUMULATED       UNDISTRIBUTED
                                 NET REALIZED      NET INVESTMENT     PAID-IN-
     FUND                     GAIN/(LOSS) (000)     INCOME (000)   CAPITAL (000)
     ----                     ----------------    ---------------- ------------
     International Equity Fund ... $(202)              $202           $  --
     Mid Cap Growth Fund .........  (210)               210              --
     Small Cap Growth Fund .......    (5)               127            (122)

     FORWARD CURRENCY CONTRACTS:

     The Funds may enter into forward currency contracts ("forwards") which are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

     Forwards may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains/losses from investment and foreign currency transactions. Fluctuations in the value of forwards are recorded for financial reporting purposes as unrealized gains and losses by the Funds. At June 30, 2001, forward foreign currency contracts were as follows:


                                           CONTRACTS             IN                                    UNREALIZED
                                              TO              EXCHANGE                                APPRECIATION
                                            RECEIVE              FOR              SETTLEMENT         (DEPRECIATION)
                                             (000)              (000)                DATE                 (000)
                                            --------           --------          ------------         -------------
     INTERNATIONAL EQUITY FUND:
-------------------------------
     FOREIGN CURRENCY PURCHASES:
                            Euro              17                 $14           07/03/01-07/04/01           $--
------------------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements                                        (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

     FUTURES CONTRACTS:

     Certain of the Funds may engage in futures contracts for the purpose of hedging against the value of the portfolio securities held and in the value of the securities a Fund intends to purchase, in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/(depreciation), if any, is shown in the financial statements.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.


     Financial futures contracts open at June 30, 2001 were as follows:

                                                NUMBER           NOTIONAL                        UNREALIZED
                                                  OF            COST AMOUNT      EXPIRATION      GAIN/(LOSS)
     FUND                                      CONTRACTS           (000)            DATE            (000)
     ------                                    ---------        -----------      -----------     -----------
     MID CAP GROWTH FUND --
      Russell Mid Cap 400                          3                $760            Sept-01          $24


     REPURCHASE AGREEMENTS:

     Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Company's custodian receives and holds collateral of not less than 102% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Company will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Company maintains the right to sell the underlying securities at market value and any remaining loss may be subject to legal proceedings.

3.   INVESTMENT RISKS:

     The International Equity Fund's investment in foreign securities may involve risks not present in domestic investments. Since foreign securities are denominated in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these currencies to the U.S. dollar can significantly affect the value of the investment and operations of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Notes to Financial Statements                                       (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  JUNE 30, 2001

4.   PURCHASES AND SALES OF SECURITIES:

     Purchases and sales of securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2001, are as follows:


     FUND                                 PURCHASES (000)       SALES (000)
     ----                                 ---------------       -----------

     Bond Fund ..........................   $ 1,053             $   799
     International Equity Fund ..........    12,141              12,206
     Mid Cap Growth Fund ................     8,009              10,661
     Small Cap Growth Fund ..............     9,990               9,821

     Purchases and sales of long-term U.S. government obligations were:


                                             PURCHASES (000)    SALES (000)
                                            ----------------    -----------

     Bond Fund ..........................     $ 528              $1,262

     Subsequent to October 31, 2000 the following Funds had recognized losses that have been deferred to 2001 for tax purposes and can be used to offset future capital gains at December 31, 2001. The Funds also had capital loss carryforwards at December 31, 2000, that can be used to offset future capital gains as follows:


                                           POST 10/31/00     CAPITAL LOSS
                                           CAPITAL LOSS    CARRYOVERS EXPIRING
                                             DEFERRAL          2007-2008
     FUND                                     (000)              (000)
     ----                                   -----------    -------------------
     Bond Fund ..........................      $ 68             $562
     International Equity Fund ..........       269               --
     Mid Cap GrowthFund .................       374               --
     Small Cap Growth Fund ..............       644               --



     At June 30, 2001 the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate appreciation and depreciation for securities held by the Funds at June 30, 2001, is a follows:


                                     AGGREGATE          AGGREGATE
                                GROSS APPRECIATION  GROSS DEPRECIATION    NET
     FUND                             (000)               (000)          (000)
     ----                       ------------------  ------------------  --------
     Bond Fund ..............        $  139              $  (32)        $  107
     International Equity Fund          869                (744)           125
     Mid Cap Growth Fund ....         2,779                (878)         1,901
     Small Cap Growth Fund ..         2,430                (468)         1,962

Notes to Financial Statements                                        (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

5.   RELATED PARTY TRANSACTIONS:

     Investment advisory services are provided to the Funds by National City Investment Management Co. (IMC). Under the terms of the investment advisory agreement, IMC is entitled to receive fees based on a percentage of the average daily net assets of the Funds.

                                                           INTERNATIONAL         MID           SMALL
                                                 BOND         EQUITY         CAP GROWTH     CAP GROWTH
                                                 FUND          FUND             FUND           FUND
                                              -------      --------------    ------------   ------------
     INVESTMENT ADVISORY FEES:
       Annual fee
       (percentage of average net assets)        0.55%         1.15%           1.00%           1.00%

     Advisory fee payable

       as of June 30, 2001                      $2,752       $7,038          $5,999          $9,223

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.


     The Company and SEI Investments Mutual Funds Services ("SIMFS") are parties to an Administration Agreement under which SIMFS provides administrative services in exchange for fees at the greater of an annual rate of 0.20% of the Funds' average daily net assets, calculated daily and paid monthly, or $135,000 on aggregate net assets in the Funds. National City Bank ("NCB"), an affiliate of IMC, assists SIMFS in providing administrative services pursuant to a Sub-Administration Agreement between NCB and SIMFS. NCB receives payments from SIMFS for its services at an annual rate of up to 0.05% of the Funds' aggregate average daily net assets.

     NCB serves as Custodian to the Funds. NCB is paid an annual custody fee of .02% of each Fund's first $100 million of average daily net assets, .01% of each Fund's next $650 million of average daily net assets and .008% of the average daily net assets of each Fund which exceed $750 million, exclusive of out-of-pocket expenses and transaction charges. Custody fees are calculated daily and paid monthly.

     SEI Investments Distribution Co. serves as distributor (the "Distributor") to the Funds. The Distributor receives no fees for its distribution services to the Funds.

     Each Trustee receives an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $5,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to all of the Funds and are allocated on a prorata basis across the portfolios of The Armada Advantage Fund and the Armada Funds, another fund family managed by the Adviser. No person who is an officer, director, trustee, or employee of IMC, SEI Investments Distribution Co., or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Company receives any compensation from the Company.

     Trustees who receive fees are eligible for participation in theCompany's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

                                BOARD OF TRUSTEES




ROBERT D. NEARY
CHAIRMAN
Retired Co-Chairman, Ernst & Young
Director:
   Cold Metal Products, Inc.
   Commercial Metals Company
   Strategic Distribution, Inc.


HERBERT R. MARTENS, JR.
PRESIDENT
Executive Vice President,
     National City Corporation
Chairman, President and Chief Executive
     Officer, NatCity Investments,Inc.


JOHN F. DURKOTT
President and Chief Operating Officer,
     Kittle's Home Furnishings Center, Inc.



ROBERT J. FARLING
Retired Chairman, President and Chief
Executive Officer, Centerior Energy



RICHARD W. FURST
Garvice D. Kincaid Professor of Finance
     and Dean, Gatton College of Business
     and Economics, University of Kentucky
Director:
     Foam Design, Inc.
     The Seed Corporation
     Office Suites Plus, Inc.
     ihigh, Inc.


GERALD L. GHERLEIN
Retired Executive Vice President and
     General Counsel, Eaton Corporation


J. WILLIAM PULLEN
President and Chief Executive Officer,
     Whayne Supply Company

The Armada Advantage Fund Trustees also serve as the Trustees of Armada Funds.

                                                 [Armada Advantage Logo Omitted]
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[Armada Advantage Logo Omitted]
One Freedom Valley Drive
Oaks, PA 19456

INVESTMENT ADVISER:
[National City Logo Omitted]
1900 East Ninth Street, 22nd Floor
Cleveland, OH 44114

ARM-AA-004-0100